Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our named executive officers (“NEOs”) for the fiscal years ended on December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020.
									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(4)	Summary Compensation Table Total for PEO 2(2)	Compensation Actually Paid to PEO 2(4)	Summary Compensation Table Total for PEO 3(3)	Compensation Actually Paid to PEO 3(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(4)(5)	Total Shareholder Return(6)(8)	Peer Group Total Shareholder Return(6)(8)	Net Income(7)(8)
2023	$12,463,145	$16,096,619	N/A	N/A	N/A	N/A	$5,210,663	$5,555,798	$357.46	$160.83	$784
2022	$9,625,418	$9,339,010	$1,004,156	$950,457	$11,445,908	$11,443,023	$3,602,958	$4,421,346	$275.14	$154.88	$1,248
2021	N/A	N/A	N/A	N/A	$2,938,020	$9,723,776	$2,474,804	$3,977,856	$214.79	$106.29	$179
2020	N/A	N/A	N/A	N/A	$2,274,165	$1,297,858	$1,130,031	$910,473	$82.82	$63.42	$104

(1)
Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) in fiscal years 2023 and 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.

(2)
Mr. Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he remained an employee of Kimmeridge and did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company to Kimmeridge.

(3)
Mr. Greager was a PEO in fiscal years 2022, 2021 and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.

(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year (C4)	Prior Year End Value of Awards That Failed to Meet Vesting Criteria (C5)	Total Equity CAP (D) = (C1)+ (C2)+(C3)+ (C4)+(C5)	CAP (E) = (A)+ (B)+(D)
2023	PEO 1—Mr. Doyle	$12,463,145	$(9,008,479)	$8,963,696	$3,426,257	$252,001	$0	$0	$12,641,954	$16,096,620
	Non-PEO NEOs	$5,210,663	$(3,532,291)	$2,754,029	$958,198	$94,015	$71,184	$0	$3,877,426	$5,555,798

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)
for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)
the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(5)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Marianella Foschi, Thomas Hodge Walker, Travis L. Counts, Jeffrey S. Kelly, and Matthew R. Owens; (ii) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (iii) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (iv) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.

(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P Index”) as disclosed in the Company’s Form 10-K filed with the SEC on February 27, 2024 pursuant to Item 201(e) of Regulation S-K.

(7)
Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year (amounts presented in thousands).

(8)
As described below in “—Pay versus Performance Tabular List,” the only performance measure used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023 was absolute total shareholder return, which is already required to be disclosed in the table. Accordingly, we have not included a separate Company-Selected Measure in the table.

(8)
“RESOLVED, that the stockholders approve, on an advisory basis, the compensation philosophy, policies, and procedures and the compensation of the named executive officers as disclosed in the proxy statement pursuant to the compensation disclosure rules of the Securities and Exchange Commission, including the compensation discussion and analysis, the compensation tables, and any related material disclosed in the proxy statement.”

Named Executive Officers, Footnote
(1)
Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) in fiscal years 2023 and 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.

(2)
Mr. Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he remained an employee of Kimmeridge and did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company to Kimmeridge.

(3)
Mr. Greager was a PEO in fiscal years 2022, 2021 and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.
(5)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Marianella Foschi, Thomas Hodge Walker, Travis L. Counts, Jeffrey S. Kelly, and Matthew R. Owens; (ii) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (iii) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (iv) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.

Peer Group Issuers, Footnote
(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P Index”) as disclosed in the Company’s Form 10-K filed with the SEC on February 27, 2024 pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 12,463,145
Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year (C4)	Prior Year End Value of Awards That Failed to Meet Vesting Criteria (C5)	Total Equity CAP (D) = (C1)+ (C2)+(C3)+ (C4)+(C5)	CAP (E) = (A)+ (B)+(D)
2023	PEO 1—Mr. Doyle	$12,463,145	$(9,008,479)	$8,963,696	$3,426,257	$252,001	$0	$0	$12,641,954	$16,096,620
	Non-PEO NEOs	$5,210,663	$(3,532,291)	$2,754,029	$958,198	$94,015	$71,184	$0	$3,877,426	$5,555,798

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)
for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)
the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 5,210,663	$ 3,602,958	$ 2,474,804	$ 1,130,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,555,798	4,421,346	3,977,856	910,473
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year (C4)	Prior Year End Value of Awards That Failed to Meet Vesting Criteria (C5)	Total Equity CAP (D) = (C1)+ (C2)+(C3)+ (C4)+(C5)	CAP (E) = (A)+ (B)+(D)
2023	PEO 1—Mr. Doyle	$12,463,145	$(9,008,479)	$8,963,696	$3,426,257	$252,001	$0	$0	$12,641,954	$16,096,620
	Non-PEO NEOs	$5,210,663	$(3,532,291)	$2,754,029	$958,198	$94,015	$71,184	$0	$3,877,426	$5,555,798

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)
for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)
the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay versus Performance Tabular List
Our executive compensation program was simplified following mergers with Extraction and Crestone Peak to only provide base salary and long-term incentive as the direct pay elements (along with health and welfare benefits). Beginning in 2023, awards under the LTIP were restructured to be weighted (i) seventy percent in the form of PSUs tied to absolute total shareholder return, and (ii) thirty percent in the form of time-based RSUs. See “Compensation Discussion and Analysis—Introduction—Features of Our Compensation Program in 2023” above for further information.
The following table lists our most important and only performance measure used by us to link “compensation actually paid” to our NEOs to company performance for fiscal year 2023.
Most Important Performance Measure
Absolute Total Shareholder Return

Total Shareholder Return Amount	$ 357.46	275.14	214.79	82.82
Peer Group Total Shareholder Return Amount	160.83	154.88	106.29	63.42
Net Income (Loss)	784	1,248	179	104
Adjustment to Compensation, Amount	$ 0
PEO Name	Mr. Doyle
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total
Measure:: 2
Pay vs Performance Disclosure
Name	Shareholder Return
Mr Doyle Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,463,145	9,625,418
PEO Actually Paid Compensation Amount	16,096,619	9,339,010
Mr Doyle Member | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,008,479)
Mr Doyle Member | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,641,954
Mr Doyle Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,963,696
Mr Doyle Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,426,257
Mr Doyle Member | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,001
Mr Doyle Member | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr Doyle Member | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr Dell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,004,156
PEO Actually Paid Compensation Amount		950,457
Mr Greager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		11,445,908	2,938,020	2,274,165
PEO Actually Paid Compensation Amount		$ 11,443,023	$ 9,723,776	$ 1,297,858
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,532,291)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,877,426
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,754,029
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,198
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,015
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,184
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount